Restructuring - Roll forward (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Restructuring Reserve [Roll Forward]
2020 restructuring charges	€ 6,200
Employee Severance
Restructuring Reserve [Roll Forward]
Liability as of January 1, 2020	0
2020 restructuring charges	6,235
Cash payments	(6,063)
Non-cash charges	0
Liability as of December 31, 2020	€ 172